Interests in Associates (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Summary of Interests in Associates

	December 31,
	2017	2018
	RMB	RMB
Unlisted equity investments, at cost	36,648	36,933
Share of post-acquisition changes in net assets	(922)	1,118

	35,726	38,051

Fair value of listed investments	N/A	46,797

Details of Principal Associates Accounted for under Equity Method

The Group’s interests in associates are accounted for under the equity method. Details of the Group’s principal associates are as follows:

Name of company	Attributable equity interest		Principal activities
China Tower Corporation Limited (Note (i))	20.5 (2017: 27.9	% %)	Construction, maintenance and operation of telecommunications towers as well as ancillary facilities
Shanghai Information Investment Incorporation (Note (ii))	24.0%		Provision of information technology consultancy services

Notes:

(i)

China Tower Corporation Limited (“China Tower”) is established and operated in the PRC, and listed on the Main Board of The Stock Exchange of Hong Kong Limited on August 8, 2018. Income from investments in associates for the year ended December 31, 2018 includes: (a) a one-off gain amounting to RMB1,170 arising from the dilution of the Company’s share in China Tower in respect of China Tower’s listing including those released from the deferred gain from the Tower Assets Disposal; and (b) share of profits of associates.

(ii)	Shanghai Information Investment Incorporation (“Shanghai Info-investment”) is established and operated in the PRC and is not traded on any stock exchange.

Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

Aggregate financial information of the Group’s associates that are not individually material is disclosed below:

	2017	2018
	RMB	RMB
The Group’s share of profit of these associates	36	14
The Group’s share of other comprehensive income of these associates	2	—

The Group’s share of total comprehensive income of these associates	38	14

	December 31,
	2017	2018
	RMB	RMB
Aggregate carrying amount of interests in these associates in the consolidated financial statements of the Group	611	863

Shanghai Information Investment Incorporation [member]
Statement [LineItems]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

	China Tower Corporation Limited
	December 31,
	2017	2018
	RMB	RMB
Current assets	30,517	31,799
Non-current assets	292,126	283,565
Current liabilities	150,438	114,759
Non-current liabilities	44,710	20,103

	2017	2018
	RMB	RMB
Operating revenues	68,665	71,819
Profit for the year	1,943	2,650
Other comprehensive income for the year	—	—
Total comprehensive income for the year	1,943	2,650
Dividend received from the associate	—	—
Reconcile to the Group’s interests in the associate:
	December 31,
	2017	2018
	RMB	RMB
Net assets of the associate	127,495	180,502
Non-controlling interests of the associate	—	—
The Group’s effective interest in the associate	27.9%	20.5%
The Group’s share of net assets of the associate	35,571	37,003
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(1,580)	(1,013)

Carrying amount of the interest in the associate in the consolidated financial statements of the Group	33,991	35,990

	Shanghai Information Investment Incorporation
	December 31,
	2017	2018
	RMB	RMB
Current assets	7,146	7,181
Non-current assets	8,049	8,592
Current liabilities	5,835	6,615
Non-current liabilities	2,673	1,985

	2017	2018
	RMB	RMB
Operating revenues	4,313	4,337
Profit for the year	563	586
Other comprehensive income for the year	22	(29)
Total comprehensive income for the year	585	557
Dividend received from the associate	9	9
Reconcile to the Group’s interests in the associate:
	December 31,
	2017	2018
	RMB	RMB
Net assets of the associate	6,687	7,173
Non-controlling interests of the associate	(2,004)	(2,180)
The Group’s effective interest in the associate	24.0%	24.0%
The Group’s share of net assets of the associate	1,124	1,198

Carrying amount of the interest in the associate in the consolidated financial statements of the Group	1,124	1,198

China Tower [member]
Statement [LineItems]
Summarized Financial Information of Associates and Reconciled to Carrying Amounts of Interests in Associates in Consolidated Financial Statements

Summarized financial information of the Group’s principal associates and reconciled to the carrying amounts of interests in associates in the Group’s consolidated financial statements are disclosed below:

	China Tower Corporation Limited
	December 31,
	2017	2018
	RMB	RMB
Current assets	30,517	31,799
Non-current assets	292,126	283,565
Current liabilities	150,438	114,759
Non-current liabilities	44,710	20,103

	2017	2018
	RMB	RMB
Operating revenues	68,665	71,819
Profit for the year	1,943	2,650
Other comprehensive income for the year	—	—
Total comprehensive income for the year	1,943	2,650
Dividend received from the associate	—	—
Reconcile to the Group’s interests in the associate:
	December 31,
	2017	2018
	RMB	RMB
Net assets of the associate	127,495	180,502
Non-controlling interests of the associate	—	—
The Group’s effective interest in the associate	27.9%	20.5%
The Group’s share of net assets of the associate	35,571	37,003
Adjustment for the remaining balance of the deferred gain from the Tower Assets Disposal	(1,580)	(1,013)

Carrying amount of the interest in the associate in the consolidated financial statements of the Group	33,991	35,990